Loss Per Share (Details) - Schedule of basic loss per common share S/ in Thousands		12 Months Ended
		Dec. 31, 2021 PEN (S/) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 PEN (S/) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 PEN (S/) shares	Dec. 31, 2019 $ / shares
Schedule of basic loss per common share [Abstract]
Loss attributable to owners of the Company during the period (in Nuevos Soles) | S/		S/ (153,210)		S/ (217,871)		S/ (884,721)
Weighted average number of shares in issue at S/1.00 each, at December 31, (in Shares) | shares		871,917,855		871,917,855		822,213,119
Basic loss per share (in S/) | $ / shares	[1]		$ (0.176)		$ (0.25)		$ (1.076)
Loss from continuing operations attributable to owners of the Company during the period (in Nuevos Soles) | S/		S/ (126,436)		S/ (200,947)		S/ (840,762)
Weighted average number of shares in issue at S/1.00 each, at December 31, (in Shares) | shares		871,917,855		871,917,855		822,213,119
Basic loss per share (in S/) | $ / shares	[1]		$ (0.145)		$ (0.23)		$ (1.023)

[1]	The Corporation does not have common shares with dilutive effects as of December 31, 2019, 2020 and 2021.